Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001803491
Registrant Name	Hamilton Lane Private Assets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES